BBIF Treasury Fund
Fund Overview Key Facts About BBIF Treasury Fund
Investment Objective
The investment objective of BBIF Treasury Fund (“Treasury Fund” or the “Fund”) is to seek preservation of capital, liquidity and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of Treasury Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BBIF Treasury Fund		Class 1	Class 2		Class 3		Class 4
Management Fee	[1][2]	0.158%	0.158%		0.158%		0.158%
Distribution and/or Service (12b-1) Fees	[1][2]	1.00%	0.675%		0.375%		0.375%
Other Expenses	[1][2]	0.332%	0.307%		0.307%		0.297%
Administration Fee	[1][2]	0.25%	0.25%		0.25%		0.25%
Miscellaneous Other Expenses	[1][2]	0.082%	0.057%		0.057%		0.047%
Total Annual Fund Operating Expenses	[1][2]	1.49%	1.14%		0.84%		0.83%
Fee Waivers and/or Expense Reimbursements	[1][2]		(0.23%)	[3]	(0.28%)	[3]	(0.27%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2]	1.49%	0.91%	[3]	0.56%	[3]	0.56%	[3]
[1]	The fees and expenses shown in the table and the example that follows include both the expenses of Treasury Fund and Treasury Fund's share of the allocated expenses of Master Treasury LLC ("Treasury LLC"). The management fees are paid by Treasury LLC.
[2]	For clients with a brokerage relationship, annual brokerage account fees may also apply. Please contact your financial advisor or account representative for additional information.
[3]	As described in the "Management of the Funds" section of the Fund's prospectus on pages 33-37, with respect to Class 2, Class 3 and Class 4 Shares, BlackRock Advisors, LLC ("BlackRock") and the Fund's distributor have entered into a contractual arrangement to waive and/or reimburse a portion of Treasury Fund's fees and/or expenses to ensure that the net expenses as a percentage of the Fund's net assets (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) for Treasury Fund's (i) Class 2 Shares are 0.35% higher than those of Treasury LLC's initial feeder fund, and (ii) Class 3 and Class 4 Shares are equal to those of Treasury LLC's initial feeder fund until August 1, 2014. This contractual arrangement may be terminated upon 90 days' notice by a majority of the non-interested trustees of Treasury Fund or by a vote of a majority of the outstanding voting securities of Treasury Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example BBIF Treasury Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1	152	471	813	1,779
Class 2	93	339	605	1,366
Class 3	57	240	438	1,011
Class 4	57	238	434	1,000

Principal Investment Strategies of the Fund
Treasury Fund seeks to achieve its investment objective by investing exclusively in a diversified portfolio made up only of short-term U.S. Treasury securities with maturities of not more than 397 days (13 months) that are direct obligations of the U.S. Treasury. The Fund will provide shareholders with at least 60 days’ prior written notice before changing this strategy.

Fund management decides which U.S. Treasury securities to buy and sell based on its assessment of their relative values and future interest rates. The Fund’s dollar-weighted average maturity will be 60 days or less, and the dollar-weighted average life of all of its investments will be 120 days or less.
Principal Risks of Investing in the Fund
Treasury Fund cannot guarantee that it will achieve its investment objective.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund could lose money if the issuer of an instrument held by the Fund defaults or if short-term interest rates rise sharply in a manner not anticipated by Fund management. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.
  Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
  Regulatory Risk — In 2010, the Securities and Exchange Commission (the “SEC”) adopted amendments to money market fund regulations, which imposed new liquidity, credit quality, and maturity requirements on all money market funds. In addition, in June 2013, the SEC proposed additional reforms to money market fund regulation, which, if adopted, may affect the Fund’s operations and/or return potential.
  Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Performance Information
The information shows you how Treasury Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The information in the bar chart and table prior to March 20, 2003 (Treasury Fund’s commencement of operations) is based upon the performance of Treasury LLC’s initial feeder fund, BIF Treasury Fund, which has the same investment objective and policies as the Fund and is managed by the same portfolio management personnel, adjusted to reflect the different expenses borne by the Fund’s Class 3 Shares (with respect to the bar chart) and by the relevant class of shares (with respect to the table) after giving effect to the fee waiver. For the periods after March 20, 2003, the bar chart is based on the performance of Treasury Fund’s Class 3 Shares. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on Investment Company Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/moneymarketreports or can be obtained by phone at (800) 626-1960.
Treasury Fund Class 3 ANNUAL TOTAL RETURNS As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.09% (quarter ended June 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2012). The year-to-date return as of June 30, 2013 was 0.00%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns BBIF Treasury Fund	1 Year	5 Years	10 Years
Class 1	none	0.10%	0.84%
Class 2	none	0.18%	1.09%
Class 3	none	0.24%	1.28%
Class 4	none	0.24%	1.28%

To obtain the Fund’s current 7-day yield, call (800) 626-1960.